Organization and Overview of the Business (Details) customer in Millions, $ in Billions	12 Months Ended
Dec. 31, 2022 USD ($) customer MW
Organization And Overview Of Business [Line Items]
Utilities customers, base rate | $	$ 5.2
Number of megawatts of power | MW	508
Utilities
Organization And Overview Of Business [Line Items]
Number of customers | customer	1.7
Midstream | CINGSA
Organization And Overview Of Business [Line Items]
Equity method investment, ownership interest (percent)	65.00%